Share-Based Payments - Summary of Weighted Average Estimated Fair Values and Inputs into Black-Scholes Model (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value	£ 1.88	£ 1.24
Weighted average share price	7.49	6.83
Weighted average exercise price	£ 5.80	£ 5.50
Expected volatility	35.78%	34.75%
Expected life	3 years 8 months 12 days	3 years 8 months 12 days
Risk-free rate	0.87%	0.20%
Expected dividend yield	5.21%	7.61%
Forfeiture rate	3.20%	3.20%